Income Tax - Summary Of Income Tax Calculation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before taxes	R$ 1,544,109	R$ 640,728	R$ 575,507
Combined tax rate in Brazil	34.00%	34.00%	34.00%
Tax expense at the combined rate	R$ 524,997	R$ 217,848	R$ 195,672
Income from entities not subject to taxation	25,948	16,444	9,078
Effects from entities taxed at different rates	(24,089)	(18,183)	(25,971)
Effects from entities taxed at different method	(50,138)	(38,255)	(30,264)
Intercompany transactions with different taxation	(9,551)	(3,647)	(5,101)
Tax incentives	(9,772)	(1,408)	(265)
Non-deductible expenses (non-taxable income)	10,888	(689)	175
Others	(13,658)	3,288	8,642
Total	R$ 454,625	R$ 175,398	R$ 151,966
Effective tax rate	29.44%	27.20%	26.38%
Current	R$ 594,037	R$ 98,943	R$ 197,291
Deferred	(139,412)	76,455	(45,325)
Total expense	R$ 454,625	R$ 175,398	R$ 151,966